Stock-Based Compensation - Schedule of Fair Value of Stock Awards Granted Including Weighted Average Grant Date Fair Value (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Performance share units (PSUs)
Stock-Based Compensation
Granted (in shares)	1,408,000	1,715,000	3,740,000
Granted (in dollars per share)	$ 28.39	$ 25.37	$ 26.10
Restricted Stock Units (RSUs)
Stock-Based Compensation
Granted (in shares)	68,000	95,000	80,000
Granted (in dollars per share)	$ 26.96	$ 20.46	$ 22.29